Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
January 31, 2023
JSC-NPRT1-0423
1.813017.118
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Entertainment - 2.6%
Capcom Co. Ltd.	197,600	6,402,995
Daiichikosho Co. Ltd.	135,600	4,216,249
		10,619,244
Interactive Media & Services - 1.3%
Kakaku.com, Inc.	305,800	5,098,328
TOTAL COMMUNICATION SERVICES		15,717,572
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 2.2%
DENSO Corp.	84,000	4,536,479
Shoei Co. Ltd.	114,200	4,397,340
		8,933,819
Automobiles - 3.3%
Isuzu Motors Ltd.	526,400	6,656,512
Suzuki Motor Corp.	181,200	6,793,587
		13,450,099
Distributors - 1.7%
Central Automotive Products Ltd.	355,300	6,634,664
Hotels, Restaurants & Leisure - 2.0%
Curves Holdings Co. Ltd.	464,600	2,970,307
Koshidaka Holdings Co. Ltd.	681,500	4,934,599
		7,904,906
Household Durables - 1.1%
Open House Group Co. Ltd.	114,200	4,320,219
Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	11,400	762,361
Roland Corp.	123,100	3,675,491
		4,437,852
Multiline Retail - 1.4%
Pan Pacific International Holdings Ltd.	313,000	5,788,352
Specialty Retail - 5.3%
ABC-MART, Inc.	73,000	3,934,269
Arcland Sakamoto Co. Ltd.	393,600	4,434,672
Fast Retailing Co. Ltd.	10,300	6,255,802
Fuji Corp.	663,800	6,877,107
		21,501,850
TOTAL CONSUMER DISCRETIONARY		72,971,761
CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Asahi Group Holdings	139,700	4,613,210
Food Products - 2.4%
Kotobuki Spirits Co. Ltd.	112,300	7,376,290
S Foods, Inc.	105,000	2,399,959
		9,776,249
Personal Products - 1.6%
Shiseido Co. Ltd.	124,300	6,460,620
TOTAL CONSUMER STAPLES		20,850,079
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
INPEX Corp.	875,200	9,617,264
FINANCIALS - 9.5%
Banks - 1.4%
Bank of Kyoto Ltd.	122,200	5,685,744
Diversified Financial Services - 2.5%
ORIX Corp.	394,000	6,927,698
Zenkoku Hosho Co. Ltd.	76,300	2,971,714
		9,899,412
Insurance - 5.6%
Lifenet Insurance Co. (a)	322,000	3,292,421
Sompo Holdings, Inc.	106,600	4,589,011
T&D Holdings, Inc.	523,200	8,374,475
Tokio Marine Holdings, Inc.	299,200	6,266,658
		22,522,565
TOTAL FINANCIALS		38,107,721
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.7%
Eiken Chemical Co. Ltd.	232,000	2,840,926
Health Care Providers & Services - 1.1%
As One Corp.	93,700	4,200,134
TOTAL HEALTH CARE		7,041,060
INDUSTRIALS - 21.4%
Air Freight & Logistics - 0.8%
SG Holdings Co. Ltd.	204,500	3,155,705
Commercial Services & Supplies - 0.7%
Park24 Co. Ltd. (a)	168,500	2,857,884
Construction & Engineering - 0.8%
Raito Kogyo Co. Ltd.	226,900	3,367,370
Machinery - 4.6%
CKD Corp.	231,400	3,583,733
Minebea Mitsumi, Inc.	331,300	5,775,455
Misumi Group, Inc.	186,641	4,697,283
Nabtesco Corp.	106,600	3,121,090
Nitto Kohki Co. Ltd.	95,300	1,126,949
		18,304,510
Marine - 1.4%
Nippon Concept Corp.	467,100	5,669,947
Professional Services - 6.2%
Dip Corp.	111,700	3,315,307
Funai Soken Holdings, Inc.	384,380	8,318,984
Open Up Group, Inc.	41,800	616,573
Persol Holdings Co. Ltd.	297,111	6,514,313
TechnoPro Holdings, Inc.	193,500	6,024,655
		24,789,832
Trading Companies & Distributors - 5.5%
Hanwa Co. Ltd.	119,250	3,797,055
Inaba Denki Sangyo Co. Ltd.	322,300	7,002,240
Itochu Corp. (b)	167,800	5,423,604
Mitani Shoji Co. Ltd.	309,000	3,221,003
Yuasa Trading Co. Ltd.	100,800	2,872,316
		22,316,218
Transportation Infrastructure - 1.4%
Kamigumi Co. Ltd.	276,100	5,648,043
TOTAL INDUSTRIALS		86,109,509
INFORMATION TECHNOLOGY - 21.7%
Electronic Equipment & Components - 6.5%
Amano Corp.	447,900	8,194,774
Azbil Corp.	148,000	4,173,375
Dexerials Corp.	204,400	4,369,232
Ibiden Co. Ltd.	69,300	2,704,703
Kohoku Kogyo Co. Ltd. (b)	42,600	2,129,962
Maruwa Ceramic Co. Ltd.	35,000	4,474,032
		26,046,078
IT Services - 8.8%
Argo Graphics, Inc.	216,400	6,767,152
GMO Internet, Inc.	159,800	3,144,843
Net One Systems Co. Ltd.	286,100	7,753,302
Nomura Research Institute Ltd.	143,700	3,449,891
NSD Co. Ltd.	300,100	5,391,560
TIS, Inc.	115,500	3,330,483
TKC Corp.	193,000	5,499,373
		35,336,604
Semiconductors & Semiconductor Equipment - 3.4%
Renesas Electronics Corp. (a)	954,600	9,819,109
Sumco Corp.	273,257	4,048,786
		13,867,895
Software - 2.0%
Money Forward, Inc. (a)	217,000	8,047,112
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp.	75,100	3,974,381
TOTAL INFORMATION TECHNOLOGY		87,272,070
MATERIALS - 8.6%
Chemicals - 4.6%
C. Uyemura & Co. Ltd.	132,800	6,781,282
Fujimi, Inc.	63,900	3,240,681
MEC Co. Ltd.	115,600	2,234,519
NOF Corp.	83,200	3,544,088
Tokyo Ohka Kogyo Co. Ltd.	54,500	2,686,114
		18,486,684
Construction Materials - 1.0%
Maeda Kosen Co. Ltd.	152,300	3,941,243
Metals & Mining - 3.0%
Dowa Holdings Co. Ltd.	166,000	5,795,587
Yamato Kogyo Co. Ltd.	168,100	6,371,269
		12,166,856
TOTAL MATERIALS		34,594,783
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Invincible Investment Corp.	5,700	2,430,886
Real Estate Management & Development - 1.5%
Relo Group, Inc.	366,600	6,212,554
TOTAL REAL ESTATE		8,643,440
UTILITIES - 3.1%
Electric Utilities - 1.8%
Kansai Electric Power Co., Inc.	753,100	7,242,634
Gas Utilities - 1.3%
Nippon Gas Co. Ltd.	331,700	5,294,374
TOTAL UTILITIES		12,537,008
TOTAL COMMON STOCKS (Cost $317,696,001)		393,462,267

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	7,815,458	7,817,021
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	7,647,918	7,648,683
TOTAL MONEY MARKET FUNDS (Cost $15,465,704)		15,465,704

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $333,161,705)	408,927,971
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(6,420,763)
NET ASSETS - 100.0%	402,507,208

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	14,224,205	23,180,066	29,587,250	133,539	-	-	7,817,021	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	2,325,000	29,199,564	23,875,881	32,663	-	-	7,648,683	0.0%
Total	16,549,205	52,379,630	53,463,131	166,202	-	-	15,465,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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